CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Mar. 31, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
PARENT COMPANY BALANCE SHEETS

ESHALLGO INC.

PARENT COMPANY BALANCE SHEETS

	March 31,	March 31,
	2024	2023
ASSETS
Current assets
Intercompany receivable	$1,008,708	$550,367
Total current assets	1,008,708	550,367

Non-current assets
Investment in subsidiaries and VIEs	1,081,854	1,073,202

Total assets	$2,090,562	$1,623,569

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$—	$—

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary share, par value $0.0001 per share, 90,000,000 shares authorized, 14,629,000 and 14,429,000 shares issued and outstanding as of March 31, 2024 and 2023, respectively	1,463	1,443
Class B ordinary share, par value $0.0001 per share, 10,000,000 shares authorized, 5,856,000 shares issued and outstanding as of March 31, 2024 and 2023, respectively	586	586
Additional paid-in capital	1,006,659	548,338
Retained earnings	1,081,854	1,073,202
Total shareholders’ equity	2,090,562	1,623,569

Total liabilities and shareholders’ equity	$2,090,562	$1,623,569

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

ESHALLGO INC.

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended
	March 31,
	2024	2023	2022

EQUITY IN EARNINGS OF SUBSIDIARIES AND VIES	$8,652	$477,689	$595,513

NET INCOME	8,652	477,689	595,513
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	—	—	—
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$8,652	$477,689	$595,513

PARENT COMPANY STATEMENTS OF CASH FLOWS

ESHALLGO INC.

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended
	March 31,
	2024	2023	2022

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$8,652	$477,689	$595,513
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary and VIEs	(8,652)	(477,689)	(595,513)
Net cash used in operating activities	—	—	—

CHANGES IN CASH AND CASH EQUIVALENTS	—	—	—

CASH AND CASH EQUIVALENTS, beginning of year	—	—	—

CASH AND CASH EQUIVALENTS, end of year	$—	$—	$—